PIMCO Equity Series VIT

Supplement dated April 30, 2021 to the Administrative Class Prospectus, Institutional Class

Prospectus and Advisor Class Prospectus, each dated April 30, 2021, each as supplemented from time to time (the “Prospectuses”)

Disclosure Regarding the PIMCO StocksPLUS® Global Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 4, 2021 to the Prospectuses dated April 30, 2020, each as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PESVIT_SUPP1_043021

PIMCO Equity Series VIT

Supplement dated April 30, 2021 to the Statement of Additional Information dated April 30, 2021,

as supplemented from time to time

Disclosure Regarding the PIMCO StocksPLUS® Global Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 4, 2021 to the Statement of Additional Information dated April 30, 2020, as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain this Supplement for Future Reference

PESVIT_SUPP2_043021